Investments - Summary of Assets, Liabilities and Results of Operations for Significant Unconsolidated Joint Ventures (Detail) (Significant Unconsolidated Joint Ventures, USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Significant Unconsolidated Joint Ventures
Schedule of Investments [Line Items]
Current assets	$ 313,446	$ 343,129
Noncurrent assets	198,776	212,587
Total assets	512,222	555,716
Current liabilities	100,469	129,105
Noncurrent liabilities	77,734	76,422
Total liabilities	178,203	205,527
Net sales	598,459	601,233	672,859
Gross profit	169,406	165,650	189,691
Income before income taxes	101,652	105,329	132,399
Net income	$ 71,294	$ 71,561	$ 88,414